UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  October 31, 2010

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

PEAK6 Plus Fund
(Ticker Symbol:  PKPLX)

Class A

Annual Report
October 31, 2010

Table of Contents

Fund Performance and Summary	1
Fund Expenses	2
Schedule of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	16
Trustees and Officer Information	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the PEAK6 Plus Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

PEAK6 Plus Fund
FUND PERFORMANCE AND SUMMARY

For the period beginning March 31, 2010 (the Fund's inception) through October 31, 2010, the PEAK6 Plus Fund, including the effect of the maximum sales charge, returned -4.52% and the Fund's benchmark, the S&P 500 Index, returned 2.33%.  More recently, during the quarter ended October 31, 2010, the broad stock market paired its losses from the previous quarter.  The S&P 500 Index rose 7.96% during the quarter.  By comparison, the Fund lagged its peer category for the quarter, finishing up 1.91% after taking into effect the maximum sales charge.  During the six months ended October 31, 2010 the Fund's holdings in the Information Technology sector provided the greatest outperformance relative to its benchmark but it lagged in the Health Care and Financial sectors.

Please note that as previously announced, the Fund was liquidated on December 10, 2010.

At October 31, 2010

This graph compares a hypothetical $10,000 investment in the Fund made at its inception with a similar investment in the S&P 500 Index.  Results include the reinvestment of all dividends and capital gains.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  These indices are unmanaged, not available for investment and do not incur expenses.

These indices do not reflect expenses, fees or sales charge, which would lower performance.

Total Returns as of October 31, 2010
Since
Inception*
PEAK6 Plus Fund	1.30%
S&P 500 Index	2.33%
* Inception date 3/31/10.

Gross and Net Expense Ratios for the Fund was 3.86% and 1.75%, respectively, as of 10/31/10.
Contractual fee waivers are in effect through March 1, 2013.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.
Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distribution or the redemption of Fund shares is not reflected in the total returns.

The Fund's Advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

PEAK6 Plus Fund
Fund Expenses – October 31, 2010 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 5/1/10 to 10/31/10.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	5/1/2010	10/31/2010	5/1/10-10/31/10

Actual Performance	$1,000.00	$1,020.10	$8.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.38	$8.89

Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

PEAK6 Plus Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2010

Sector Representation (% of Total Net Assets)

Sector Breakdown	% of TNA
Consumer Discretionary	8.9%
Energy	1.8%
Exchange-Traded Funds	1.0%
Financials	5.4%
Health Care	11.1%
Information Technology	30.8%
Purchased Put Options	0.1%
Telecommunication Services	3.5%
Short-Term Investments	36.8%
Total Investments	99.4%

Number
of Shares		Value
	Common Stocks - 61.5%
	Consumer Discretionary - 8.9%
2,806	Chipotle Mexican Grill, Inc.*+	$589,849
4,104	DirecTV - Class A*	178,360
4,717	Lululemon Athletica, Inc.*	209,057
		977,266

	Energy - 1.8%
6,364	Suncor Energy, Inc.+	203,712
		203,712

	Financials - 5.4%
3,892	Affiliated Managers Group, Inc.*+	333,194
22,622	Bank of America Corp.	258,796
		591,990

	Health Care - 11.1%
4,968	Allergan, Inc.	359,733
5,176	Celgene Corp.*+	321,274
4,089	Express Scripts, Inc.*	198,398
1,291	Intuitive Surgical, Inc.*+	339,468
		1,218,873

	Information Technology - 30.8%
6,687	Alliance Data Systems Corp.*+	406,035
2,373	Apple, Inc.*+	713,965
1,190	Baidu, Inc. - ADR*	130,912
6,266	Broadcom Corp. - Class A+	255,277
3,241	Cognizant Technology Solutions Corp. - Class A*	211,281
977	Google, Inc. - Class A*+	598,891

PEAK6 Plus Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2010

Number
of Shares		Value
	Information Technology (Continued)
19,939	Marvell Technology Group Ltd.*	$385,022
5,611	NetApp, Inc.*+	298,786
4,856	Visa, Inc. - Class A+	379,594
		3,379,763

	Telecommunication Services - 3.5%
4,104	Millicom International Cellular S.A.- ADR+	388,238
		388,238
	Total Common Stocks	6,759,842
	(Cost $6,323,288)

	Exchange-Traded Funds - 1.0%
3,246	United States Oil Fund L.P.*	114,064
	Total Exchange-Traded Funds	114,064
	(Cost $133,471)
Number of
Contracts
	Purchased Put Options - 0.1%
7	Amazon.com, Inc., Exercise Price: $140,
	Expiration Date: 1/22/2011	1,946
15	Freeport-McMoran, Exercise Price: $70,
	Expiration Date: 1/22/2011	1,530
10	Priceline.Com., Exercise Price: $250,
	Expiration Date: 1/22/2011	2,040
	Total Purchased Put Options	5,516
	(Cost $71,214)

Principal
Value		Value
	Short-Term Investments - 36.8%
4,039,067	Federated Government Obligations Fund, 0.05% +‡	4,039,067
	Total Short-Term Investments	4,039,067
	(Cost $4,039,067)

	Total Investments - 99.4%	10,918,489
	(Cost $10,567,040)
	Other Assets less Liabilities - 0.6%	67,648
	Total Net Assets - 100.0%	$10,986,137

ADR - American Depository Receipt
* Non-income producing security.

+ All or a portion of this security is held as cover for open written option contracts.  Security positions with a value of $4,938,410 have been segregated in connection with open written option contracts.

‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

PEAK6 Plus Fund
SCHEDULE OF INVESTMENTS - As of October 31, 2010

The Fund had the following written option contracts open at October 31, 2010:

	Expiration Date	Number of Contracts	Value
Written Option Contracts
Call Options
Affiliated Managers Group, Exercise Price $75	12/18/2010	(18)	$(19,440)
Broadcom Corp. - Class A, Exercise Price $39	11/20/2010	(58)	(13,572)
Chipotle Mexican Grill, Exercise Price $150	1/22/2011	(13)	(80,002)
Chipotle Mexican Grill, Exercise Price $170	1/22/2011	(13)	(58,630)
Google, Inc. - Class A, Exercise Price $580	12/18/2010	(5)	(22,500)
Millicom International Cellular S.A. , Exercise Price $95	11/20/2010	(20)	(5,100)
Netapp, Inc., Exercise Price $40	12/18/2010	(10)	(13,700)
Suncor Energy, Inc., Exercise Price $36	11/20/2010	(59)	(708)
Total Call Options (Premiums Received $56,162)		(196)	(213,652)

Put Options
Affiliated Managers Group, Exercise Price $75	12/18/2010	(18)	(1,350)
Alliance Data Systems Corp., Exercise Price $55	12/18/2010	(30)	(4,110)
Amazon.Com Inc, Exercise Price $125	1/22/2011	(14)	(1,778)
Apple Inc, Exercise Price $290	12/18/2010	(5)	(4,220)
Celgene Corp, Exercise Price $50	1/22/2011	(24)	(1,128)
Freeport-Mcmoran, Exercise Price $60	1/22/2011	(30)	(1,110)
Gilead Sciences Inc., Exercise Price $35	1/22/2011	(20)	(1,260)
Gilead Sciences Inc., Exercise Price $37	1/22/2011	(35)	(3,570)
Google, Inc. - Class A, Exercise Price $460	1/22/2011	(4)	(620)
Green Mountain Coffee Roasters, Inc., Exercise Price $21.67	12/18/2010	(75)	(1,200)
Intuitive Surgical, Inc., Exercise Price $250	12/18/2010	(6)	(4,260)
Millicom International Cellular, Exercise Price $95	11/20/2010	(20)	(6,600)
NetApp, Inc., Exercise Price $40	12/18/2010	(10)	(100)
Priceline.com, Inc., Exercise Price $200	1/22/2011	(20)	(800)
Suncor Energy, Inc., Exercise Price $29	12/18/2010	(30)	(1,950)
Target Corp., Exercise Price $45	1/22/2011	(33)	(1,815)
Visa, Inc. - Class A, Exercise Price $80	1/22/2011	(20)	(10,280)
Total Put Options (Premiums Received $184,595)		(394)	(46,151)

Total Written Option Contracts
(Premiums Received $240,757)		(590)	$(259,803)

See accompanying Notes to Financial Statements.

PEAK6 Plus Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2010

ASSETS
Investments in securities, at value (cost $10,567,040)	$10,918,489
Receivables:
Dividends and interest	171
Deposits with brokers for written option contracts	325,312
Offering costs	14,270
Prepaid expenses	11,469
Total assets	11,269,711

LIABILITIES
Written option contracts, at value (premium received $240,757)	259,803
Payables:
Due to Advisor	3,831
Distribution fees - (Note 6)	2,283
Administration fees	4,017
Custody fees	1,043
Fund accounting fees	4,948
Trustees fees	701
Accrued other expenses	6,948
Total liabilities	283,574

NET ASSETS	$10,986,137

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$10,762,162
Accumulated net realized loss on investments and written options	(108,428)
Net unrealized appreciation (depreciation) on:
Investments	351,449
Written option contracts	(19,046)
NET ASSETS	$10,986,137

Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$10,986,137
Shares of beneficial interest issued and outstanding	1,084,504
Redemption price	$10.13
Maximum sales charge (5.75%* of offering price)	0.62
Maximum offering price to public	$10.75

*	On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

PEAK6 Plus Fund
STATEMENT OF OPERATIONS
For the Period March 31, 2010* through October 31, 2010

Investment Income
Dividends (net of foreign taxes withheld $2,197)	$20,767
Interest	854
Total investment income		$21,621

Expenses
Advisory fee	71,231
Distribution fees - (Note 6)	14,196
Administration fees	19,934
Transfer agent fees	27,779
Fund accounting fees	20,197
Registration fees	13,696
Audit fees	10,111
Shareholder reporting expense	2,052
Legal fees	8,364
Custody fees	4,338
Chief compliance officer fees	4,398
Trustees fees and expenses	3,165
Insurance expense	563
Offering costs	19,055
Miscellaneous	1,241

Total expenses		220,320
Less: Investment advisory fee waived		(71,231)
Less: Other expenses reimbursed		(49,249)
Net expenses		99,840
Net investment loss		(78,219)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from:
Investments		(219,823)
Written options		111,396
Net change in unrealized appreciation (depreciation) on:
Investments		351,449
Written option contracts		(19,046)
Net realized and unrealized gain on investments		223,976

Net Increase in Net Assets from Operations		$145,757

*The Fund commenced operations on March 31, 2010.

See accompanying Notes to Financial Statements.

PEAK6 Plus Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Period
	March 31, 2010*
	to October 31, 2010

INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(78,219)
Net realized loss on investments and written options	(108,427)
Net unrealized appreciation on investments and written option contracts	332,403
Net increase in net assets resulting from operations	145,757

Capital Transactions
Net proceeds from shares sold	10,845,200
Cost of shares redeemed	(4,820	) **
Net change in net assets from capital transactions	10,840,380

Total increase in net assets	10,986,137

NET ASSETS
Beginning of period	-
End of period	$10,986,137

Capital Share Transactions	Shares
Shares sold	1,084,986
Shares redeemed	(482)
Net increase	1,084,504

*The Fund commenced operations on March 31, 2010.
**Net of redemption fee proceeds of $32.

See accompanying Notes to Financial Statements.

PEAK6 Plus Fund
FINANCIAL HIGHLIGHTS

Per share operating performance
For a capital share outstanding throughout the Period

	For the period March 31, 2010*
	to October 31, 2010

Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment loss	(0.07)
Net realized and unrealized gain on investments	0.20
Total from investment operations	0.13

Net asset value, end of period	$10.13

Total return (a)	1.30	% †

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$10,986

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	3.86	% ‡
After fees waived and expenses absorbed	1.75	% ‡
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	(3.48	%) ‡
After fees waived and expenses absorbed	(1.37	%) ‡

Portfolio turnover rate	71	% †

(a)
Does not include payment of maximum sales charge of 5.75%.  If the sales charges were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares.

*	The Fund commenced operations on March 31, 2010.

†	Not annualized.

‡	Annualized.

See accompanying Notes to Financial Statements.

PEAK6 Plus Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2010

Note 1 – Organization
PEAK6 Plus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on March 31, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $33,325, which are being amortized over a one-year period from March 31, 2010 (commencement of operations).

(c) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

PEAK6 Plus Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Continued)

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(f) Accounting Standards
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze the open tax year of 2010, or expected to be taken in the Fund’s 2011 tax returns, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended October 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with PEAK6 Advisors, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.25% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.75% of the Fund's average daily net assets until March 31, 2011.

PEAK6 Plus Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Continued)

For the period March 31, 2010 (commencement of operations) through October 31, 2010, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $120,480.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At October 31, 2010, the amount of these potentially recoverable expenses was $120,480.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  As of October 31, 2010, the Advisor may recapture a portion of the $120,480 no later than October 31, 2013.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

For the period March 31, 2010 (commencement of operations) through October 31, 2010, there were no net selling commissions retained by the Fund’s distributor.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period March 31, 2010 (commencement of operations) through October 31, 2010, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period March 31, 2010 (commencement of operations) through October 31, 2010, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At October 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$10,569,501

Gross unrealized appreciation	764,829
Gross unrealized depreciation	(415,841)
Net unrealized appreciation	$348,988

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of October 31, 2010 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term gains	-
Tax accumulated earnings	-
Accumulated capital and other losses	$(105,967)
Net unrealized appreciation on investments, and written options contracts	329,942
Total accumulated earnings/(deficit)	$223,975

As of October 31, 2010, the Fund had a capital loss carryover of $105,967 which expires in 2018.

PEAK6 Plus Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Continued)

Note 5 - Investment Transactions
For the period March 31, 2010 (commencement of operations) through October 31, 2010, purchases and sales of investments, excluding short-term investments and options, were $11,242,866 and $4,488,114, respectively.

Transactions in option contracts written for the period March 31, 2010 through October 31, 2010 were as follows:

	Number of Contracts	Premiums Received
Outstanding at March 31, 2010 (commencement of operations)	--	$ ---
Options written	2,924	730,123
Options terminated in closing purchasing transactions	(1,182)	(261,952)
Options expired	(840)	(145,612)
Options exercised	(312)	(81,802)
Outstanding at October 31, 2010	590	$240,757

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets.

For the period March 31, 2010 (commencement of operations) through October 31, 2010, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

PEAK6 Plus Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Continued)

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets Table
Investments, at value
Common Stock[1]	$6,759,842	-	-	$6,759,842
Exchange-Traded Funds	114,064	-	-	114,064
Purchased Option Contracts	5,516	-	-	5,516
Short-Term Investments	4,039,067	-	-	4,039,067
Total Assets	$10,918,489	-	-	$10,918,489

Liabilities Table
Other Financial Instruments
Written Option Contracts	$(259,803)	-	-	$(259,803)
Total Liabilities	$(259,803)	-	-	$(259,803)

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Note 9 –Derivatives and Hedging Disclosures:
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options during the period March 31, 2010 (commencement of operations) through October 31, 2010.

PEAK6 Plus Fund
NOTES TO FINANCIAL STATEMENTS – October 31, 2010
(Continued)

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of October 31, 2010 by risk category are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments, carried at fair value	Statement of Asset and Liabilities Location	Fair Value	Statement of Asset and Liabilities Location	Fair Value
Purchased Option Contracts	Investments in securities, at value	$5,516	Written Option Contracts, at value	$(259,803)
Total		$5,516		$(259,803)

The effects of derivative instruments on the Statement of Operations for the period March 31, 2010 (commencement of operations) through October 31, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Option Contracts	Written Option Contracts	Total
Equity contracts	$(3,632)	$111,395	$107,763
Total	$(3,632)	$111,395	$107,763

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Purchased Option Contracts	Written Option Contracts	Total
Equity contracts	$(65,698)	$(19,046)	$(46,652)
Total	$(65,698)	$(19,046)	$(46,652)

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.

On November 22, 2010, the Board of Trustees of the Trust approved a Plan of Liquidation, which authorizes the termination, liquidation and dissolution of the PEAK6 Plus Fund. In order to effect such liquidation, the Fund has closed to all new investment. Shareholders may redeem their shares until the date of liquidation.

The Fund liquidated on December 10, 2010 (the “Liquidation Date”).  On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Peak6 Plus Fund (the “Fund”), a series of Investment Managers Series Trust, including the schedule of investments, as of October 31, 2010, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period March 31, 2010 (commencement of operations) to October 31, 2010.  These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Peak6 Plus Fund as of October 31, 2010, and the results of its operations, the changes in its net assets and its financial highlights for the period March 31, 2010 (commencement of operations) to October 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
December 30, 2010

PEAK6 Plus Fund
TRUSTEES AND OFFICER INFORMATION (Unaudited)

Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling 1-888-557-3256 (1-888-55PEAK6) or on the Fund’s website at www.peak6funds.com.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
"Independent" Trustees:
Charles H. Miller[a] (born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data, A Broadridge Company, a provider of technology and services to asset management firms (1997-present).	31	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	31	None.
William H. Young [a] (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996).	31	None.
Interested Trustees:
John P. Zader a † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund's distributor and custodian (2006-present); Consultant to Jefferson Wells International, a provider of professional services for multiple industries, including financial services organizations (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	31	None.

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Eric M. Banhazlb† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006), Partner, the Wadsworth Group, a mutual fund administration and consulting services provider (1990 – 2001).	31	Advisors Series Trust (1997 to 2007).
Officers of the Trust
Rita Dam[b] (born 1966) Treasurer and Assistant Secretary	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006), Vice President, the Wadsworth Group, a mutual fund administration and consulting services provider (1994 – 2001).

			N/A	N/A
Joy Ausili[b] (born 1966) Secretary and Assistant Treasurer	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006) ; Vice President, the Wadsworth Group, a mutual fund administration and consulting services provider (1997 – 2001).

			N/A	N/A
Terrance Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).

			N/A	N/A

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held During the Past Five Years by Trustee
Robert Tuszynski[a] (born 1959) Vice President	Since March 2010	Senior Vice President, Director of Distribution Services, UMB Fund Services, Inc. (2008 – present); Vice President and CCO, CUNA Mutual Fund Group (2004 – 2008).	N/A	N/A
Todd Cipperman[b] (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 500 Swedesford Road, Suite 104, Wayne PA 19087.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an "interested person" of the Trust by virtue of his position with the Fund's distributor, Grand Distribution Services, LLC  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund's custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.

FUND INFORMATION

	TICKER	CUSIP
PEAK6 Plus Fund	PKPLX	461418758

Privacy Principles of the PEAK6 Plus Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the PEAK6 Plus Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-557-3256 (1-888-55PEAK6) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-557-3256 (1-888-55PEAK6) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at 1-888-557-3256 (1-888-55PEAK6).  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

PEAK6 Plus Fund
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-557-3256 (1-888-55PEAK6)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-557-3256 (1-888-55PEAK6).

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2010	FYE 10/31/2009
Audit Fees	$12,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2010	FYE 10/31/2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 10/31/2010	FYE 10/31/2009
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)     /s/ John P. Zader
                John P. Zader, President

Date           1/4/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ John P. Zader
    John P. Zader, President

Date

By (Signature and Title)       /s/ Rita Dam
 Rita Dam, Treasurer

Date         1/4/11